CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	$ 308,124	$ 347,387
Property, plant and equipment	12,696	5,774
Right-of-use asset	8,778	4,684
Deferred tax assets	9,091	37
Other long-term receivables	422	133
Total non-current assets	339,111	358,015
Current assets
Inventories	28,940	20,826
Trade receivables	42,061	33,482
Other receivables	4,094	2,856
Prepaid expenses and accrued income	7,476	1,491
Cash at bank and in hand	118,096	8,655
Total current assets	200,667	67,310
TOTAL ASSETS	539,778	425,325
EQUITY
Share capital	30,964	27,224
Other contributed capital	506,008	257,774
Reserves	1,701	39,360
Accumulated losses	(62,997)	(24,658)
Total equity attributable to shareholders of the Company	475,676	299,700
Non-current liabilities
Lease liabilities	5,427	63,965
Deferred tax liabilities	27,092	33,193
Total non-current liabilities	32,519	97,158
Current liabilities
Lease liabilities	2,952	2,146
Accounts payable	8,668	6,658
Current tax liabilities	314	506
Other current liabilities	19,649	19,157
Total current liabilities	31,583	28,467
Total liabilities	64,102	125,625
TOTAL EQUITY AND LIABILITIES	$ 539,778	$ 425,325